Schedule of Investments - September 30, 2019
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 85.38%	Amount	Value
Advertising - 0.83%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$21,726,000	$19,906,447

Aerospace/Defense - 1.24%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	12,860,000	13,438,700
TransDigm, Inc.
6.250%, 03/15/2026 (r)	15,170,000	16,326,712
		29,765,412
Auto Parts & Equipment - 3.86%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	22,906,000	18,725,655
Adient US LLC
7.000%, 05/15/2026 (r)	9,705,000	10,165,988
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	18,657,000	16,604,730
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	16,926,000	16,754,201
Meritor, Inc.
6.250%, 02/15/2024	15,187,000	15,661,594
Panther BF Aggregator 2 LP / Panther Finance Company, Inc.
6.250%, 05/15/2026 (r)	14,268,000	15,052,740
		92,964,908
Automakers - 0.67%
Navistar International Corp.
6.625%, 11/01/2025 (r)	15,713,000	16,027,260

Banking - 1.33%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (r)	13,385,000	14,114,014
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	17,027,000	17,956,674
		32,070,688
Building & Construction - 3.76%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	18,804,000	18,851,010
TopBuild Corp.
5.625%, 05/01/2026 (r)	17,593,000	18,362,870
TRI Pointe Group, Inc.
5.250%, 06/01/2027	17,312,000	17,441,840
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	19,448,000	18,913,180
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	17,014,000	17,049,729
		90,618,629
Building Materials - 3.53%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	16,212,000	15,968,820
4.500%, 11/15/2026 (e) (r)	2,685,000	2,708,494
Builders FirstSource, Inc.
6.750%, 06/01/2027 (r)	16,925,000	18,321,312
Masonite International Corp.
5.750%, 09/15/2026 (r)	15,062,000	15,946,893
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	17,038,000	17,948,851
WESCO Distribution, Inc.
5.375%, 06/15/2024	13,660,000	14,172,250
		85,066,620
Cable & Satellite TV - 5.17%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (r)	18,000,000	19,035,000
5.375%, 06/01/2029 (r)	27,310,000	29,153,425

CSC Holdings LLC
6.500%, 02/01/2029 (r)	18,570,000	20,674,909
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	19,200,000	20,208,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (r)	18,686,000	19,269,938
VTR Finance BV
6.875%, 01/15/2024 (r)	15,700,000	16,210,250
		124,551,522
Chemicals - 2.15%
Atotech Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	19,062,000	19,252,620
The Chemours Company
7.000%, 05/15/2025 (c)	16,180,000	15,358,056
Element Solutions, Inc.
5.875%, 12/01/2025 (r)	16,323,000	17,165,267
		51,775,943
Consumer/Commercial/Lease Financing - 2.01%
Credit Acceptance Corp.
6.625%, 03/15/2026 (r)	13,200,000	14,157,000
DAE Funding LLC
5.000%, 08/01/2024 (r)	17,461,000	18,246,745
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	14,873,000	16,087,380
		48,491,125
Department Stores - 0.76%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	21,273,000	18,401,145

Diversified Capital Goods - 3.38%
EnPro Industries, Inc.
5.750%, 10/15/2026	16,875,000	18,035,156
General Electric Company
4.500%, 03/11/2044	9,425,000	10,113,037
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual	34,668,000	32,943,961
Matthews International Corp.
5.250%, 12/01/2025 (r)	21,370,000	20,301,500
		81,393,654
Electric - Generation - 1.50%
NRG Energy, Inc.
7.250%, 05/15/2026	11,871,000	13,046,229
5.250%, 06/15/2029 (r)	4,845,000	5,227,997
Vistra Operations Company LLC
5.000%, 07/31/2027 (r)	17,385,000	17,944,450
		36,218,676
Electronics - 1.32%
Qorvo, Inc.
5.500%, 07/15/2026	17,763,000	18,806,576
Sensata Technologies BV
5.625%, 11/01/2024 (r)	11,877,000	12,975,623
		31,782,199
Energy - Exploration & Production - 4.54%
Bellatrix Exploration Ltd.
8.500%, 09/11/2023 (f) (i) (u)	7,411,000	6,669,900
3.000% Cash and 9.500% PIK, 12/15/2023 (f) (i) (p) (u)	8,076,000	4,038,000
Callon Petroleum Company
6.375%, 07/01/2026	14,153,000	13,881,970
HighPoint Operating Corp.
8.750%, 06/15/2025	16,375,000	14,737,500
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (i) (r)	21,084,000	7,273,980
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (r)	16,372,000	13,465,970
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	22,650,000	16,789,313
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (p)	6,888,422	5,751,832
Ultra Resources, Inc.
7.125%, 04/15/2025 (i) (r)	19,716,000	1,675,860

Unit Corp.
6.625%, 05/15/2021	21,705,000	16,604,325
Whiting Petroleum Corp.
6.625%, 01/15/2026	12,468,000	8,478,240
		109,366,890
Food - Wholesale - 0.86%
Pinnacle Operating Corp.
9.000%, 05/15/2023 (i) (r)	21,872,134	7,873,968
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	12,264,000	12,754,560
		20,628,528
Forestry/Paper - 4.88%
Boise Cascade Company
5.625%, 09/01/2024 (r)	18,069,000	18,769,173
Enviva Partners LP / Enviva Partners Finance Corp.
8.500%, 11/01/2021	19,787,000	20,306,409
Mercer International, Inc.
7.375%, 01/15/2025	18,975,000	19,811,797
Neenah, Inc.
5.250%, 05/15/2021 (r)	17,803,000	17,825,254
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	28,078,000	20,654,879
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	18,947,000	20,083,820
		117,451,332
Gaming - 3.75%
Boyd Gaming Corp.
6.000%, 08/15/2026	16,263,000	17,216,947
International Game Technology PLC
6.250%, 01/15/2027 (r)	14,854,000	16,562,210
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	18,064,000	19,328,480
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	17,560,000	18,174,600
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	18,757,000	19,038,355
		90,320,592
Gas Distribution - 2.61%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	18,226,000	17,223,570
Holly Energy Partners LP / Holly Energy Finance Corp.
6.000%, 08/01/2024 (r)	13,472,000	14,128,760
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	12,687,000	13,107,193
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	18,170,000	18,351,700
		62,811,223
Health Facilities - 3.78%
CHS / Community Health Systems, Inc.
6.875%, 02/01/2022 (c)	17,553,000	13,406,104
8.000%, 03/15/2026 (r)	18,205,000	18,205,000
HCA, Inc.
5.875%, 02/01/2029 (c)	29,920,000	33,510,400
Tenet Healthcare Corp.
6.250%, 02/01/2027 (c) (r)	12,415,000	12,925,877
5.125%, 11/01/2027 (r)	12,670,000	13,108,382
		91,155,763
Health Services - 0.76%
DaVita, Inc.
5.000%, 05/01/2025 (c)	18,426,000	18,426,000

Hotels - 0.55%
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)	12,576,000	13,236,240

Life Insurance - 0.70%
CNO Financial Group, Inc.
5.250%, 05/30/2029	15,300,000	16,791,750

Machinery - 1.54%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	17,208,000	16,347,600
Itron, Inc.
5.000%, 01/15/2026 (r)	11,567,000	11,946,398
Welbilt, Inc.
9.500%, 02/15/2024	8,155,000	8,756,431
		37,050,429
Managed Care - 1.23%
Centene Corp.
5.375%, 06/01/2026 (r)	12,386,000	13,005,300
WellCare Health Plans, Inc.
5.375%, 08/15/2026 (r)	15,497,000	16,578,691
		29,583,991
Media - Diversified - 0.77%
National CineMedia LLC
5.750%, 08/15/2026	18,901,000	18,428,475

Media Content - 1.61%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	22,156,000	19,275,720
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	19,574,000	19,598,468
		38,874,188
Medical Products - 0.28%
Avanos Medical, Inc.
6.250%, 10/15/2022	6,565,000	6,704,506

Metals/Mining Excluding Steel - 2.80%
Century Aluminum Company
7.500%, 06/01/2021 (r)	14,343,000	14,163,713
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	18,022,000	17,301,120
Kaiser Aluminum Corp.
5.875%, 05/15/2024	13,107,000	13,678,596
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	23,299,000	22,367,040
		67,510,469
Oil Field Equipment & Services - 3.31%
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	16,024,000	16,044,030
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
10.625%, 05/01/2024 (i) (r)	14,893,000	3,611,552
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)	17,254,000	14,062,010
SESI LLC
7.750%, 09/15/2024 (i)	17,044,000	9,970,740
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	23,887,000	20,423,385
Transocean, Inc.
9.000%, 07/15/2023 (r)	14,951,000	15,567,729
		79,679,446
Oil Refining & Marketing - 0.86%
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.500%, 04/15/2021	6,572,000	6,584,651
PBF Holding Company LLC / PBF Finance Corp.
7.250%, 06/15/2025	13,584,000	14,127,360
		20,712,011
Packaging - 0.68%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	19,645,000	16,452,688

Personal & Household Products - 2.05%
Central Garden & Pet Company
6.125%, 11/15/2023	5,050,000	5,252,000
Energizer Holdings, Inc.
6.375%, 07/15/2026 (r)	16,043,000	17,224,407
Prestige Brands, Inc.
6.375%, 03/01/2024 (r)	11,974,000	12,512,830

Vista Outdoor, Inc.
5.875%, 10/01/2023	15,524,000	14,359,700
		49,348,937
Pharmaceuticals - 1.64%
Bausch Health Companies, Inc.
7.250%, 05/30/2029 (r)	18,048,000	19,758,950
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	19,711,000	12,188,297
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (i) (r)	22,445,000	7,519,075
		39,466,322
Printing & Publishing - 1.80%
Harland Clarke Holdings Corp.
9.250%, 03/01/2021 (r)	14,574,000	13,663,125
8.375%, 08/15/2022 (r)	7,486,000	6,175,950
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	10,050,000	7,386,750
Meredith Corp.
6.875%, 02/01/2026	15,724,000	16,058,135
		43,283,960
Restaurants - 0.27%
Yum! Brands, Inc.
4.750%, 01/15/2030 (r)	6,258,000	6,469,208

Software/Services - 1.57%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.000%, 07/15/2025 (r)	10,209,000	10,817,457
Nuance Communications, Inc.
5.625%, 12/15/2026	15,669,000	16,609,140
VeriSign, Inc.
5.250%, 04/01/2025	9,486,000	10,392,387
		37,818,984
Specialty Retail - 3.05%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	15,313,000	13,819,982
Liberty Interactive LLC
8.250%, 02/01/2030	18,117,000	19,068,142
Murphy Oil USA, Inc.
5.625%, 05/01/2027	15,659,000	16,598,540
Parkland Fuel Corp.
5.875%, 07/15/2027 (r)	7,165,000	7,536,219
Sonic Automotive, Inc.
5.000%, 05/15/2023	16,173,000	16,456,028
		73,478,911
Support - Services - 3.37%
AECOM
5.125%, 03/15/2027	13,025,000	13,741,375
Aptim Corp.
7.750%, 06/15/2025 (r)	21,453,000	15,338,895
The GEO Group, Inc.
5.875%, 10/15/2024	22,858,000	19,772,170
6.000%, 04/15/2026	3,055,000	2,480,660
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	15,512,000	16,171,260
Vizient, Inc.
6.250%, 05/15/2027 (r)	12,785,000	13,743,875
		81,248,235
Technology Hardware & Equipment - 2.01%
CommScope, Inc.
6.000%, 03/01/2026 (r)	10,460,000	10,876,308
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	16,981,000	15,410,257
Ingram Micro, Inc.
5.450%, 12/15/2024	16,919,000	17,540,564
NCR Corp.
6.125%, 09/01/2029 (r)	4,290,000	4,537,962
		48,365,091

Telecom - Wireless - 1.19%
Sprint Capital Corp.
6.875%, 11/15/2028	10,970,000	11,986,919
Telesat Canada / Telesat LLC
8.875%, 11/15/2024 (r)	15,579,000	16,728,730
		28,715,649
Transport Infrastructure/Services - 1.41%
GasLog Ltd.
8.875%, 03/22/2022	19,218,000	19,986,720
XPO Logistics, Inc.
6.750%, 08/15/2024 (r)	12,869,000	13,962,865
		33,949,585
Total corporate bonds (Cost $2,141,163,702)		2,056,363,631

CONVERTIBLE BONDS - 0.31%
REITs - 0.31%
Colony Capital, Inc.
3.875%, 01/15/2021	7,640,000	7,563,600
Total convertible bonds (Cost $7,487,458)		7,563,600

TERM LOANS - 7.62%
Chemicals - 1.16%
Hexion, Inc.
5.600% (3 Month LIBOR USD + 3.500%), 07/01/2026 (Acquired 06/27/2019 - 07/10/2019, Cost $13,016,718) (b) (m)	13,057,275	13,057,275
Momentive Performance Materials USA LLC
5.300% (1 Month LIBOR USD + 3.250%), 05/15/2024 (Acquired 04/18/2019 - 07/12/2019, Cost $14,855,826) (b) (m)	14,902,650	14,823,517
		27,880,792
Energy - Exploration & Production - 0.80%
Fieldwood Energy LLC
7.506% (3 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018 - 09/16/2019, Cost $12,950,138) (b) (m)	13,763,658	11,995,372
9.506% (3 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $9,511,200) (b) (m)	9,785,808	7,393,717
		19,389,089
Food - Wholesale - 0.61%
WEI Sales LLC
TBD, 03/31/2025 (Acquired 09/23/2019, Cost $14,438,813) (e) (m)	14,475,000	14,601,656

Machinery - 0.67%
Granite Holdings US Acquisition Company
TBD, 09/25/2026 (Acquired 09/25/2019, Cost $16,014,700) (e) (m)	16,510,000	16,117,887

Managed Care - 0.50%
Versant Health Holdco, Inc.
5.044% (1 Month LIBOR USD + 3.000%), 12/02/2024 (Acquired 11/02/2017 - 01/10/2019, Cost $12,219,174) (b) (m)	12,323,428	12,154,043

Oil Field Equipment & Services - 0.11%
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,590,943) (b) (f) (m) (u)	2,590,943	2,590,943

Software/Services - 0.66%
The Dun & Bradstreet Corp.
7.054% (1 Month LIBOR USD + 5.000%), 02/06/2026 (Acquired 02/01/2019 - 03/12/2019, Cost $15,618,476) (b) (m)	15,785,000	15,901,967

Specialty Retail - 1.58%
Ascena Retail Group, Inc.
6.563% (1 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 08/23/2019, Cost $7,627,093) (b) (m)	12,000,000	6,730,680
Boardriders, Inc.
8.544% (1 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,311,962) (b) (m)	6,419,596	6,178,861
Office Depot, Inc.
7.307% (1 Month LIBOR USD + 5.250%), 11/08/2022 (Acquired 11/03/2017, Cost $6,592,963) (b) (m)	6,731,118	6,798,429
PetSmart, Inc.
6.040% (1 Month LIBOR USD + 4.000%), 03/11/2022 (Acquired 10/01/2018 - 01/02/2019, Cost $16,033,854) (b) (m)	18,693,594	18,272,053
		37,980,023
Support - Services - 1.02%
Brookfield WEC Holdings, Inc.
5.544% (1 Month LIBOR USD + 3.500%), 08/01/2025 (Acquired 07/26/2018 - 06/25/2019, Cost $13,630,992) (b) (m)	13,620,385	13,680,860
Drive Chassis Holdco LLC
10.588% (3 Month LIBOR USD + 8.250%), 04/10/2026 (Acquired 04/12/2019 - 05/16/2019, Cost $10,883,197) (b) (m)	11,415,000	10,887,056
		24,567,916

Transportation Excluding Air/Rail - 0.51%
International Seaways Operating Corp.
8.050% (1 Month LIBOR USD + 6.000%), 06/22/2022 (Acquired 06/20/2017 - 07/20/2017, Cost $12,046,548) (b) (m)	12,198,837	12,236,958
Total term loans (Cost $184,342,597)		183,421,274
	Shares
PREFERRED STOCKS - 0.23%	Held
Food - Wholesale - 0.23%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,395) (a) (f) (i) (m) (u)	15,232,907	5,529,545
Total preferred stocks (Cost $11,192,395)		5,529,545

COMMON STOCKS - 3.04%
Automakers - 0.00%
General Motors Company - Escrow (Acquired 11/17/2009 - 04/06/2011, Cost $0) (a) (f) (i) (m) (u)	352,400	0

Chemicals - 0.24%
Hexion Holdings Corp. (a)	518,808	5,836,590

Energy - Exploration & Production - 0.26%
Bellatrix Exploration Ltd. (a) (i)	457,709	145,551
Fieldwood Energy, Inc. (a) (i)	30,033	825,908
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,595,252) (a) (i) (m)	111,241	3,059,128
PetroQuest Energy, Inc. (a) (i) (o)	728,495	2,185,485
Warren Resources, Inc. (Acquired 11/23/2016, Cost $160,767) (a) (f) (i) (m) (u)	116,226	1,162
		6,217,234
Metals/Mining Excluding Steel - 1.56%
American Zinc Recycling LLC (Acquired 07/19/2012 - 09/30/2016, Cost $35,758,540) (a) (f) (i) (m) (o) (u)	76,444	27,324,908
RA Parent, Inc. (Acquired 12/23/2014 - 08/09/2019, Cost $17,853,515) (a) (f) (i) (m) (o) (u)	288	10,281,210
		37,606,118
Oil Field Equipment & Services - 0.16%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)	22,092	3,802,475

Specialty Retail - 0.82%
Quiksilver, Inc. (Acquired 07/11/2013 - 08/09/2019, Cost $28,586,327) (a) (f) (i) (m) (u)	582,983	19,821,422
Total common stocks (Cost $119,521,569)		73,283,839

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc. (Acquired 08/19/2016 - 09/30/2016, Cost $763,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price $5.00	180,000	0
Total warrants (Cost $763,200)		0
Total long-term investments (Cost $2,464,470,921)		2,326,161,889

SHORT-TERM INVESTMENTS - 3.84%
Money Market Funds - 1.25%
JPMorgan U.S. Government Money Market Fund - Class IM, 1.42%^	29,998,062	29,998,062

	Principal
Time Deposits - 2.59%	Amount
Banco Bilbao Vizcaya Argentaria SA, 1.25%, 10/01/2019*	$62,481,773	62,481,773
Total short-term investments (Cost $92,479,835)		92,479,835

Total investments - 100.42% (Cost $2,556,950,756)		2,418,641,724

Liabilities in excess of other assets - (0.42)%		(10,011,604)

Net assets - 100.00%		$2,408,630,120

(a)	-	Non-income producing security.
(b)	-	The coupon rate shown on variable rate securities represents the rate at September 30, 2019.
(c)	-	All or a portion of this security is segregated as collateral for delayed delivery securities.
(e)	-	Delayed delivery security.
(f)	-
Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $80,059,565, which represented 3.32% of net assets.  See Security Valuation below.

(i)	-	Illiquid security. The total market value of these securities was $121,609,869, which represented 5.05% of net assets.
(m)	-
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $253,241,124, which represented 10.51% of net assets.

(o)	-
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2019.

Issuer Name	Value at July 1, 2019	Purchase	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at September 30, 2019	Dividends	Shares Held at September 30, 2019
American Zinc Recycling LLC	$29,175,617	$-	$-	$-	$(1,850,709)	$27,324,908	$-	76,444
Bellatrix Exploration Ltd. *	1,612,791	-	(807,422)	(2,822,344)	2,162,726	145,551	-	457,709
Iracore Investments Holdings, Inc.	3,387,078	-	-	-	213,397	3,802,475	-	22,092
RA Parent, Inc.	2,913,980	-	-	-	(728,495	-2,185,485	-	728,495
	10,482,767	-	-	-	(201,557)	-10,281,210	-	288
	$47,772,233	$-	$(807,422)	$(2,822,344)	$(402,628)	$43,739,629	$-

(p)	-	Payment in-kind (PIK) security.
(r)	-
Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,349,645,365, which represented 56.03% of net assets.

(u)	-	Value determined using significant unobservable inputs.
LIBOR	-	London Interbank Offered Rate
TBD	-	To be determined.
USD	-	United States Dollar
^	-	Rate shown is the 7-day yield as of September 30, 2019.
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$5,982,141
Money Market Funds	29,998,062
Time Deposits	62,481,773
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy - Exploration & Production	6,070,521
Convertible Bonds	7,563,600
Corporate Bonds	2,045,655,731
Term Loans	180,830,331
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Automakers	0
Energy - Exploration & Production	1,162
Metals/Mining Excluding Steel	37,606,118
Oil Field Equipment & Services	3,802,475
Specialty Retail	19,821,422
Preferred Stocks:
Food - Wholesale	5,529,545
Corporate Bonds	10,707,900
Term Loans	2,590,943

Total Investments	$2,418,641,724

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of September 30, 2019:

	Fair Value at September 30, 2019	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$19,821,422	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	0	Estimated recovery value	Probability of asset recovery	$0	Increase
	1,162	Last traded price (stale)	N/A	$0.01	Increase
	41,408,593	Market comparable companies	EBIT multiple	4x - 10x	Increase
Total Common Stocks	61,231,177

Preferred Stocks	5,529,545	Calculation of enterprise value using:
		Market comparable companies	EBITDA multiple	12x - 13x	Increase
		Transaction analysis	EBITDA multiple	6x - 9x	Increase

Corporate Bonds	10,707,900	Market quote (stale)	N/A	$50.00 - $90.00	Increase

Term Loans	2,590,943	Market quote (stale)	N/A	$100.00	Increase
	$80,059,565

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2019	$63,227,625	$7,357,494	$10,707,900	$2,590,943	$83,883,962
Purchases	-	-	-	-	-
Sales	-	-	-	-	-
Accrued discounts (premiums)	-	-	-	-	-
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(1,996,448)	(1,827,949)	-	-	(3,824,397)
Transfers into Level 3	-	-	-	-	-
Balance at September 30, 2019	$61,231,177	$5,529,545	$10,707,900	$2,590,943	$80,059,565

Change in unrealized appreciation (depreciation) for Level 3 assets held at September 30, 2019	$(1,996,448)	$(1,827,949)	$-	$-	$(3,824,397)

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At September 30, 2019, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At September 30, 2019, the Fund did not have any outstanding unfunded loan commitments.